Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Capital Markets (0.0%) 1
Asset Management & Custody Banks (0.0%)
* Ashford Inc.	800	19
Total Capital Markets (Cost $17)		19
Equity Real Estate Investment Trusts (REITs) (96.3%)1
Diversified REITs (4.9%)
WP Carey Inc.	1,037,301	95,494
Liberty Property Trust	951,368	56,197
STORE Capital Corp.	1,244,112	50,387
VEREIT Inc.	3,374,304	33,203
PS Business Parks Inc.	125,147	22,595
Colony Capital Inc.	2,806,196	15,715
Washington REIT	487,377	15,118
American Assets Trust Inc.	297,703	14,576
Lexington Realty Trust Class B	1,286,062	13,992
Empire State Realty Trust Inc.	911,094	13,184
Essential Properties Realty Trust Inc.	443,388	11,377
Global Net Lease Inc.	509,722	9,929
Alexander & Baldwin Inc.	417,186	9,808
Armada Hoffler Properties Inc.	318,422	5,967
iStar Inc.	394,154	5,128
Gladstone Commercial Corp.	184,454	4,346
One Liberty Properties Inc.	89,816	2,552
		379,568
Health Care REITs (10.1%)
Welltower Inc.	2,464,945	223,546
Ventas Inc.	2,181,566	142,020
HCP Inc.	2,909,847	109,468
^ Omega Healthcare Investors Inc.	1,305,908	57,512
Medical Properties Trust Inc.	2,676,042	55,474
Healthcare Trust of America Inc. Class A	1,248,252	38,696
Healthcare Realty Trust Inc.	786,744	27,355
Sabra Health Care REIT Inc.	1,093,017	26,888
National Health Investors Inc.	262,927	22,557
Physicians Realty Trust	1,127,627	21,053
Senior Housing Properties Trust	1,446,556	14,357
CareTrust REIT Inc.	581,346	14,092
LTC Properties Inc.	241,654	12,530
Universal Health Realty Income Trust	79,432	9,471
Community Healthcare Trust Inc.	109,145	5,285
New Senior Investment Group Inc.	499,156	3,514
		783,818
Hotel & Resort REITs (3.9%)
Host Hotels & Resorts Inc.	4,509,579	73,912
Park Hotels & Resorts Inc.	1,459,395	33,931
Service Properties Trust	1,001,371	25,335
Ryman Hospitality Properties Inc.	297,386	25,031
Apple Hospitality REIT Inc.	1,294,574	21,334
Pebblebrook Hotel Trust	795,162	20,444
Sunstone Hotel Investors Inc.	1,392,277	18,810

RLJ Lodging Trust	1,057,339	17,351
MGM Growth Properties LLC Class A	551,237	17,204
Xenia Hotels & Resorts Inc.	685,332	14,426
DiamondRock Hospitality Co.	1,225,915	12,235
Summit Hotel Properties Inc.	639,641	7,842
Chatham Lodging Trust	283,744	5,121
Hersha Hospitality Trust Class A	227,362	3,138
CorePoint Lodging Inc.	247,570	2,438
Ashford Hospitality Trust Inc.	589,403	1,609
Braemar Hotels & Resorts Inc.	170,078	1,570
		301,731
Industrial REITs (8.1%)
Prologis Inc.	3,839,733	336,975
Duke Realty Corp.	2,188,135	76,891
Americold Realty Trust	1,107,822	44,413
First Industrial Realty Trust Inc.	769,900	32,420
Rexford Industrial Realty Inc.	633,294	30,455
EastGroup Properties Inc.	223,750	29,971
STAG Industrial Inc.	764,616	23,734
Terreno Realty Corp.	384,324	21,680
Hannon Armstrong Sustainable Infrastructure Capital Inc.	388,641	11,605
Industrial Logistics Properties Trust	396,320	8,418
Monmouth Real Estate Investment Corp.	544,969	8,218
^ Innovative Industrial Properties Inc.	67,529	5,132
		629,912
Office REITs (9.2%)
Boston Properties Inc.	940,707	129,065
Alexandria Real Estate Equities Inc.	687,510	109,142
Vornado Realty Trust	1,045,002	68,584
Kilroy Realty Corp.	614,705	51,592
SL Green Realty Corp.	513,441	42,924
Douglas Emmett Inc.	984,982	42,669
Cousins Properties Inc.	884,805	35,507
Hudson Pacific Properties Inc.	939,734	33,755
JBG SMITH Properties	775,318	31,214
Highwoods Properties Inc.	631,340	29,547
Equity Commonwealth	742,230	23,885
Corporate Office Properties Trust	681,451	20,198
Piedmont Office Realty Trust Inc. Class A	764,105	17,147
Brandywine Realty Trust	1,071,510	16,373
Paramount Group Inc.	1,141,271	15,373
Columbia Property Trust Inc.	712,000	14,610
Mack-Cali Realty Corp.	549,801	11,777
Office Properties Income Trust	292,876	9,337
Easterly Government Properties Inc.	413,960	9,240
Franklin Street Properties Corp.	653,515	5,620
City Office REIT Inc.	241,593	3,271
		720,830
Residential REITs (15.2%)
Equity Residential	2,255,403	199,964
AvalonBay Communities Inc.	848,550	184,695
Essex Property Trust Inc.	400,015	130,857
Mid-America Apartment Communities Inc.	693,945	96,451
Invitation Homes Inc.	2,945,746	90,700
Sun Communities Inc.	551,956	89,776
UDR Inc.	1,715,385	86,198

Equity LifeStyle Properties Inc.	1,040,205	72,752
Camden Property Trust	588,577	67,316
Apartment Investment & Management Co.	905,989	49,721
American Homes 4 Rent Class A	1,638,091	43,360
American Campus Communities Inc.	835,718	41,769
Independence Realty Trust Inc.	546,964	8,423
NexPoint Residential Trust Inc.	115,126	5,615
Investors Real Estate Trust	71,759	5,430
Front Yard Residential Corp.	309,479	3,828
Preferred Apartment Communities Inc. Class A	264,609	3,789
UMH Properties Inc.	215,962	3,224
		1,183,868
Retail REITs (12.6%)
Simon Property Group Inc.	1,880,866	283,409
Realty Income Corp.	1,926,601	157,577
Regency Centers Corp.	1,017,358	68,407
Federal Realty Investment Trust	456,054	62,028
National Retail Properties Inc.	990,281	58,337
Kimco Realty Corp.	2,569,148	55,391
Brixmor Property Group Inc.	1,813,581	39,935
Spirit Realty Capital Inc.	601,712	29,989
Weingarten Realty Investors	743,852	23,602
Macerich Co.	687,837	18,916
Agree Realty Corp.	234,186	18,447
Retail Properties of America Inc.	1,299,291	17,878
Urban Edge Properties	732,607	15,465
Acadia Realty Trust	503,636	14,092
SITE Centers Corp.	878,850	13,649
Taubman Centers Inc.	372,178	13,317
Retail Opportunity Investments Corp.	695,798	12,987
American Finance Trust Inc.	646,984	9,575
^ Tanger Factory Outlet Centers Inc.	573,104	9,238
Kite Realty Group Trust	510,397	9,095
^ Seritage Growth Properties Class A	206,453	8,979
Getty Realty Corp.	211,744	7,102
RPT Realty	488,790	7,087
Alexander's Inc.	13,952	4,819
^ Washington Prime Group Inc.	1,137,142	4,799
Saul Centers Inc.	83,143	4,451
Urstadt Biddle Properties Inc. Class A	182,306	4,436
Retail Value Inc.	92,517	3,387
Whitestone REIT	217,663	3,100
^ Pennsylvania REIT	447,484	2,470
Cedar Realty Trust Inc.	541,560	1,809
Spirit MTA REIT	263,384	195
		983,968
Specialized REITs (32.3%)
American Tower Corp.	2,690,686	586,785
Crown Castle International Corp.	2,530,709	351,237
Equinix Inc.	511,753	290,051
Public Storage	956,115	213,080
SBA Communications Corp. Class A	689,380	165,899
Digital Realty Trust Inc.	1,267,864	161,069
Weyerhaeuser Co.	4,533,548	132,425
Extra Space Storage Inc.	775,868	87,107
VICI Properties Inc.	2,501,564	58,912

	Iron Mountain Inc.	1,746,344	57,280
	Gaming and Leisure Properties Inc.	1,241,509	50,107
	CyrusOne Inc.	688,975	49,110
	Lamar Advertising Co. Class A	520,986	41,684
	CubeSmart	1,146,941	36,358
	EPR Properties	459,474	35,742
	Life Storage Inc.	283,889	30,921
	CoreSite Realty Corp.	224,690	26,401
	Outfront Media Inc.	861,977	22,679
	Rayonier Inc.	789,258	21,294
	QTS Realty Trust Inc. Class A	337,096	18,065
	PotlatchDeltic Corp.	411,630	17,482
	Four Corners Property Trust Inc.	416,667	11,937
	National Storage Affiliates Trust	346,339	11,834
	GEO Group Inc.	737,629	11,227
	CoreCivic Inc.	724,619	11,058
	Uniti Group Inc.	1,119,919	7,750
	CorEnergy Infrastructure Trust Inc.	77,985	3,757
	CatchMark Timber Trust Inc. Class A	299,263	3,433
	Jernigan Capital Inc.	131,781	2,503
			2,517,187
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,339,224)			7,500,882
Real Estate Management & Development (3.3%)1
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	92,581	4,481
*	St. Joe Co.	219,497	4,071
*	Tejon Ranch Co.	134,568	2,164
*	Five Point Holdings LLC Class A	313,145	2,070
			12,786
Real Estate Development (0.4%)
*	Howard Hughes Corp.	249,497	27,899
*	Forestar Group Inc.	100,394	1,885
			29,784
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	781,047	17,972
*	FRP Holdings Inc.	42,383	2,195
			20,167
Real Estate Services (2.5%)
*	CBRE Group Inc. Class A	1,944,490	104,127
	Jones Lang LaSalle Inc.	314,321	46,054
*	Cushman & Wakefield plc	593,868	11,076
	Newmark Group Inc. Class A	908,770	9,651
*,^ Redfin Corp.		443,341	7,710
^	Realogy Holdings Corp.	695,590	5,481
*	Marcus & Millichap Inc.	142,779	5,100
	RE/MAX Holdings Inc. Class A	108,429	3,627
*,^ eXp World Holdings Inc.		124,315	1,115
*	Altisource Portfolio Solutions SA	42,614	759
			194,700
Total Real Estate Management & Development (Cost $269,165)			257,437

	Coupon
Temporary Cash Investment (0.9%)1
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund
(Cost $70,892)	1.984%	708,863	70,893
Total Investments (100.5%) (Cost $6,679,298)			7,829,231
Other Assets and Liabilities-Net (-0.5%)3			(38,518)
Net Assets (100%)			7,790,713

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,177,000.
1 The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund's effective investment securities and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $43,080,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
VEREIT Inc.	2/4/20	GSI	29,555	(1.889)	436	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At October 31, 2019, a counterparty had deposited in a segregated account securities with a value of
$421,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Real Estate II Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Real Estate II Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,758,338	—	—
Temporary Cash Investments	70,893	—	—
Swap Contracts—Assets	—	436	—
Total	7,829,231	436	—